Pensions - History of defined benefit schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pensions
Fair value of plan assets	£ 37,111	£ 37,598	£ 57,787	£ 57,249	£ 51,925
Present value of plan obligations	(29,592)	(27,601)	(46,808)	(48,864)	(44,115)
Net surplus	7,519	9,997	10,979	8,385	7,810
Actual return on plan assets	£ 659	£ (19,285)	£ 1,667	£ 7,064	£ 4,930
Actual return on plan assets - %	1.80%	(33.40%)	2.90%	13.60%	10.10%
Plan liabilities
Pensions
Experience (losses)/gains	£ (1,599)	£ (2,137)	£ 237	£ 455	£ 279
Plan assets
Pensions
Experience (losses)/gains	(1,182)	(20,326)	872	6,027	3,556
Main Pension Scheme
Pensions
Fair value of plan assets	33,638	34,016	52,021	51,323	46,555
Present value of plan obligations	(26,534)	(24,733)	(42,020)	(43,870)	(39,669)
Net surplus	7,104	9,283	10,001	7,453	6,886
Actual return on plan assets	£ 634	£ (17,248)	£ 1,554	£ 6,422	£ 4,266
Actual return on plan assets - %	1.90%	(33.20%)	3.00%	13.80%	9.70%
Main Pension Scheme | Plan liabilities
Pensions
Experience (losses)/gains	£ (1,531)	£ (2,053)	£ 241	£ 427	£ 275
Main Pension Scheme | Plan assets
Pensions
Experience (losses)/gains	£ (1,042)	£ (18,180)	£ 841	£ 5,486	£ 3,021